Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Share capital		Additional paid-in capital		Treasury shares		Reserves and retained earnings		Stock options and other share- based payments		Other comprehensive income		Attributable to equity holders of Sanofi		Attributable to non- controlling interests
Beginning balance at Dec. 31, 2016	[1]	€ 57,722		€ 2,584		€ 932		€ (1,503)		€ 50,543		€ 3,032		€ 1,964		€ 57,552		€ 170
Other comprehensive income for the period		(2,680)	[2]							(117)				(2,548)		(2,665)		(15)
Net income for the period	[1]	8,537	[2],[3]							8,416						8,416		121
Comprehensive income		5,857	[2]							8,299				(2,548)		5,751		106
Dividend paid out of earnings		(3,710)								(3,710)						(3,710)
Payment of dividends to non-controlling interests		(99)																(99)
Share repurchase program	[4]	(2,159)						(2,159)								(2,159)
Reduction in share capital	[4]	0		(94)		(1,185)		3,648		(2,369)
Share-based payment plans:
Exercise of stock options	[4]	223		8		215										223
Issuance of restricted shares	[4]	0		7		(7)
Employee share ownership plan	[4]	106		3		103										106
Value of services obtained from employees		263										263				263
Tax effects of the exercise of stock options		3										3				3
Other changes arising from issuance of restricted shares	[5]	16								16						16
Change in non-controlling interests without loss of control		24								25						25		(1)
Change in non-controlling interests arising from divestment		(7)																(7)
Ending balance at Dec. 31, 2017		58,239	[6]	2,508	[1]	58	[1]	(14)	[1]	52,804	[1]	3,298	[1]	(584)	[1]	58,070	[1]	169
Other comprehensive income for the period		959								(305)				1,268		963		(4)
Net income for the period		4,410	[3]							4,306						4,306		104
Comprehensive income		5,369								4,001				1,268		5,269		100
Dividend paid out of earnings		(3,773)								(3,773)						(3,773)
Payment of dividends to non-controlling interests		(97)																(97)
Share repurchase program	[4]	(1,100)						(1,100)								(1,100)
Reduction in share capital	[4]	0		(24)		(213)		880		(643)
Share-based payment plans:
Exercise of stock options	[4]	59		2		57										59
Issuance of restricted shares	[4],[7]	0		4		(4)		80		(80)
Employee share ownership plan	[4]	120		5		115										120
Proceeds from sale of treasury shares on exercise of stock options		1						1								1
Value of services obtained from employees		284										284				284
Tax effects of the exercise of stock options		14										14				14
Other changes arising from issuance of restricted shares	[5]	13								13						13
Change in non-controlling interests without loss of control		(65)								(68)						(68)		3
Change in non-controlling interests arising from divestment		(16)																(16)
Ending balance at Dec. 31, 2018		59,035		2,495		13		(153)		53,093		3,596		(168)		58,876		159
Other comprehensive income for the period		650								(162)				813		651		(1)
Net income for the period		2,837								2,806						2,806		31
Comprehensive income		3,487								2,644				813		3,457		30
Dividend paid out of earnings		(3,834)								(3,834)						(3,834)
Payment of dividends to non-controlling interests		(14)																(14)
Share repurchase program	[4]	(12)						(12)								(12)
Share-based payment plans:
Exercise of stock options	[4]	147		6		141										147
Issuance of restricted shares and vesting of existing restricted shares	[4],[7]	0		7		(7)		153		(153)
Proceeds from sale of treasury shares on exercise of stock options		3						3								3
Value of services obtained from employees		252										252				252
Tax effects of the exercise of stock options		15										15				15
Other changes arising from issuance of restricted shares	[5]	30								30						30
Change in non-controlling interests without loss of control		(8)								(7)						(7)		(1)
Change in non-controlling interests arising from divestment		7								7						7		0
Ending balance at Dec. 31, 2019		€ 59,108		€ 2,508		€ 147		€ (9)		€ 51,780		€ 3,863		€ 645		€ 58,934		€ 174

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[5]	Issuance of restricted shares to former employees of the Animal Health business and the European Generics business subsequent to the date of divestment.
[6]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[7]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.